Business Combination - Summary of reconciliation of cash proceeds from the Business Combination (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination
Cash proceeds from SOAC	$ 27,328
Cash proceeds from sale of equity securities	110,300
Gross cash received by TMC from Business Combination	137,628
Less: Transaction costs settled in cash	(33,163)
Net contributions from Business Combination	$ 104,465